The Gabelli Dividend & Income Trust

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.4%
	Aerospace — 1.8%
245,000	Aerojet Rocketdyne Holdings Inc.†	$9,773,050
12,000	HEICO Corp.	1,255,920
70,000	Howmet Aerospace Inc.	1,170,400
29,000	Kaman Corp.	1,130,130
8,000	Raytheon Technologies Corp.	460,320
83,200	Rockwell Automation Inc.	18,360,576
380,000	Rolls-Royce Holdings plc	637,436
43,800	The Boeing Co.	7,238,388

		40,026,220

	Agriculture — 0.0%
5,000	Corteva Inc.	144,050

	Automotive — 0.8%
55,000	Ford Motor Co.	366,300
255,000	Navistar International Corp.†	11,102,700
74,500	PACCAR Inc.	6,353,360

		17,822,360

	Automotive: Parts and Accessories — 2.3%
60,676	Aptiv plc	5,562,776
227,932	Dana Inc.	2,808,122
90,000	Garrett Motion Inc.†	310,500
321,000	Genuine Parts Co.	30,549,570
6,000	Lear Corp.	654,300
20,000	O’Reilly Automotive Inc.†	9,221,600
70,000	Tenneco Inc., Cl. A†	485,800
85,000	Velodyne Lidar Inc.†	1,588,650
8,000	Visteon Corp.†	553,760

		51,735,078

	Aviation: Parts and Services — 0.4%
51,000	L3Harris Technologies Inc.	8,661,840

	Broadcasting — 0.6%
210,000	Entercom Communications Corp., Cl. A	338,100
20,000	Liberty Broadband Corp., Cl. C†	2,857,400
15,000	Liberty Global plc, Cl. A†	315,150
280,570	Liberty Global plc, Cl. C†	5,761,505
4,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	132,680
103,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	3,407,240
60,000	MSG Networks Inc., Cl. A†	574,200
72,000	Sinclair Broadcast Group Inc., Cl. A	1,384,560

		14,770,835

	Building and Construction — 1.5%
15,000	Arcosa Inc.	661,350
8,500	Carrier Global Corp.	259,590
79,000	Fortune Brands Home & Security Inc.	6,835,080
314,050	Herc Holdings Inc.†	12,439,522
205,700	Johnson Controls International plc	8,402,845
11,200	Sika AG	2,751,816

Shares		Market Value
15,000	United Rentals Inc.†	$2,617,500

		33,967,703

	Business Services — 3.6%
20,000	Aramark	529,000
49,000	Diebold Nixdorf Inc.†	374,360
129,546	Fly Leasing Ltd., ADR†	940,504
7,500	Jardine Matheson Holdings Ltd.	297,600
54,500	JCDecaux SA†.	943,787
530,000	Macquarie Infrastructure Corp.	14,251,700
162,500	Mastercard Inc., Cl. A.	54,952,625
90,000	Schultze Special Purpose Acquisition Corp.†	916,200
25,803	Steel Partners Holdings LP†	159,305
25,000	Stericycle Inc.†	1,576,500
70,000	Trine Acquisition Corp., Cl. A†	756,000
28,600	Visa Inc., Cl. A	5,719,142

		81,416,723

	Cable and Satellite — 1.4%
47,000	AMC Networks Inc., Cl. A†	1,161,370
2,445	Charter Communications Inc., Cl. A†	1,526,511
15,000	Cogeco Inc.	991,889
360,000	Comcast Corp., Cl. A	16,653,600
209,090	DISH Network Corp., Cl. A†	6,069,883
68,000	EchoStar Corp., Cl. A†	1,692,520
2,622	Liberty Latin America Ltd., Cl. A†	21,632
41,962	Liberty Latin America Ltd., Cl. C†	341,571
95,000	Rogers Communications Inc., Cl. B	3,766,750
95,000	WideOpenWest Inc.†	493,050

		32,718,776

	Communications Equipment — 0.3%
5,000	Arista Networks Inc.†	1,034,650
80,000	Corning Inc.	2,592,800
31,000	QUALCOMM Inc.	3,648,080

		7,275,530

	Computer Hardware — 1.1%
203,600	Apple Inc.	23,578,916
12,500	Micron Technology Inc.†	587,000

		24,165,916

	Computer Software and Services — 6.2%
18,800	Adobe Inc.†	9,220,084
4,339	Alphabet Inc., Cl. A†	6,359,238
21,975	Alphabet Inc., Cl. C†	32,294,460
7,595	Amazon.com Inc.†	23,914,604
50,000	Anaplan Inc.†	3,129,000
61,300	Applied Materials Inc.	3,644,285
24,000	Black Knight Inc.†	2,089,200
20,000	Cisco Systems Inc.	787,800
3,200	Coupa Software Inc.†	877,568
15,000	CyrusOne Inc., REIT	1,050,450
35,000	eBay Inc.	1,823,500

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
670,000	Hewlett Packard Enterprise Co.	$6,277,900
208,849	Microsoft Corp.	43,927,210
1,718	Perspecta Inc.	33,415
10,400	ServiceNow Inc.†.	5,044,000
500	Unity Software Inc.†	43,640
4,000	VMware Inc., Cl. A†	574,680

		141,091,034

	Consumer Products — 4.9%
30,000	Church & Dwight Co. Inc.	2,811,300
373,000	Edgewell Personal Care Co.†	10,399,240
300,000	Energizer Holdings Inc.	11,742,000
99,000	Hanesbrands Inc.	1,559,250
18,000	Kimberly-Clark Corp.	2,657,880
25,000	Newell Brands Inc.	429,000
18,000	Philip Morris International Inc.	1,349,820
840,000	Swedish Match AB	68,731,835
7,100	The Estee Lauder Companies Inc., Cl. A	1,549,575
74,000	The Procter & Gamble Co.	10,285,260

		111,515,160

	Consumer Services — 1.2%
22,000	Ashtead Group plc	794,859
61,200	Facebook Inc., Cl. A†	16,028,280
62,279	GCI Liberty Inc., Cl. A†	5,104,387
285,000	Qurate Retail Inc., Cl. A	2,046,300
80,000	ServiceMaster Global Holdings Inc.†	3,190,400

		27,164,226

	Diversified Industrial — 3.4%
46,284	Ampco-Pittsburgh Corp.†	161,531
35,000	Ardagh Group SA	491,750
93,000	Bouygues SA	3,229,719
32,700	Eaton Corp. plc	3,336,381
59,000	General Electric Co.	367,570
200,000	Griffon Corp.	3,908,000
218,000	Honeywell International Inc.	35,884,980
51,000	ITT Inc.	3,011,550
12,000	Jardine Strategic Holdings Ltd.	237,720
10,000	nVent Electric plc	176,900
15,000	Pentair plc	686,550
7,000	Roper Technologies Inc.	2,765,770
5,000	Sulzer AG	401,987
411,000	Textron Inc.	14,832,990
6,500	The Sherwin-Williams Co.	4,528,810
300,000	Toray Industries Inc.	1,363,391
36,000	Trinity Industries Inc.	702,000

		76,087,599

	Electronics — 3.4%
144,000	Intel Corp.	7,456,320
315,000	Resideo Technologies Inc.†	3,465,000

Shares		Market Value
423,000	Sony Corp., ADR	$32,465,250
53,000	TE Connectivity Ltd.	5,180,220
78,500	Texas Instruments Inc.	11,209,015
40,200	Thermo Fisher Scientific Inc.	17,749,104

		77,524,909

	Energy and Utilities: Electric — 0.6%
11,000	ALLETE Inc.	569,140
5,000	American Electric Power Co. Inc.	408,650
30,000	Electric Power Development Co. Ltd.	461,670
153,000	Evergy Inc.	7,775,460
12,000	Pinnacle West Capital Corp.	894,600
60,000	The AES Corp.	1,086,600
25,000	WEC Energy Group Inc.	2,422,500

		13,618,620

	Energy and Utilities: Integrated — 1.8%
135,000	Avangrid Inc.	6,812,100
24,500	Chubu Electric Power Co. Inc.	297,582
20,000	Endesa SA	535,344
228,000	Enel SpA	1,982,981
14,000	Eversource Energy	1,169,700
23,000	Hawaiian Electric Industries Inc.	764,520
410,000	Hera SpA	1,515,189
10,000	Hokkaido Electric Power Co. Inc.	42,668
18,000	Hokuriku Electric Power Co.	134,661
45,000	Iberdrola SA, ADR	2,227,050
120,000	Korea Electric Power Corp., ADR†	1,045,200
30,000	Kyushu Electric Power Co. Inc.	272,223
28,000	MGE Energy Inc.	1,754,480
35,200	NextEra Energy Inc.	9,770,112
60,000	NextEra Energy Partners LP	3,597,600
49,000	NiSource Inc.	1,078,000
57,500	OGE Energy Corp.	1,724,425
12,000	Ormat Technologies Inc.	709,320
175,000	PG&E Corp.†	1,643,250
30,000	PNM Resources Inc.	1,239,900
30,000	Public Service Enterprise Group Inc.	1,647,300
49,000	Shikoku Electric Power Co. Inc.	373,546
45,000	The Chugoku Electric Power Co. Inc.	562,793
18,000	The Kansai Electric Power Co. Inc.	174,086
45,000	Tohoku Electric Power Co. Inc.	450,576

		41,524,606

	Energy and Utilities: Natural Gas — 1.2%
95,000	Enterprise Products Partners LP	1,500,050
100,000	Kinder Morgan Inc.	1,233,000
328,500	National Fuel Gas Co.	13,333,815
30,000	National Grid plc	344,448
22,000	National Grid plc, ADR	1,271,380
14,000	ONEOK Inc.	363,720
57,000	Sempra Energy	6,746,520
30,000	South Jersey Industries Inc.	578,100

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Natural Gas (Continued)
42,000	Southwest Gas Holdings Inc.	$2,650,200

		28,021,233

	Energy and Utilities: Oil — 1.8%
18,000	Apache Corp.	170,460
42,000	BP plc, ADR	733,320
106,222	Chevron Corp.	7,647,984
175,772	ConocoPhillips	5,772,352
55,000	Devon Energy Corp.	520,300
140,000	Eni SpA, ADR	2,175,600
395,000	Equinor ASA, ADR	5,553,700
85,000	Exxon Mobil Corp.	2,918,050
15,700	Hess Corp.	642,601
185,000	Marathon Petroleum Corp.	5,427,900
42,934	Occidental Petroleum Corp.	429,769
1,000	PetroChina Co. Ltd., ADR	29,440
20,000	Petroleo Brasileiro SA, ADR	142,400
52,000	Phillips 66	2,695,680
169,000	Repsol SA, ADR	1,145,820
96,000	Royal Dutch Shell plc, Cl. A, ADR	2,416,320
79,000	TOTAL SE, ADR	2,709,700
33,000	WPX Energy Inc.†	161,700

		41,293,096

	Energy and Utilities: Services — 0.3%
300,000	Halliburton Co.	3,615,000
65,000	Oceaneering International Inc.†	228,800
175,000	Schlumberger NV	2,723,000

		6,566,800

	Energy and Utilities: Water — 0.4%
12,000	American States Water Co.	899,400
11,500	American Water Works Co. Inc.	1,666,120
14,000	Essential Utilities Inc.	563,500
180,000	Mueller Water Products Inc., Cl. A	1,870,200
36,000	Severn Trent plc	1,132,984
24,000	SJW Group	1,460,640
7,500	The York Water Co.	317,025
6,000	United Utilities Group plc, ADR	134,100

		8,043,969

	Entertainment — 2.9%
32,500	Activision Blizzard Inc.	2,630,875
60,000	Discovery Inc., Cl. C†	1,176,000
12,000	Electronic Arts Inc.†	1,564,920
88,333	Fox Corp., Cl. A	2,458,307
176,000	Fox Corp., Cl. B	4,922,720
28,000	Liberty Media Corp.-Liberty Braves, Cl. A†	584,640
41,019	Madison Square Garden Entertainment Corp.†	2,809,391
38,333	Madison Square Garden Sports Corp.†	5,768,350
25,000	Netflix Inc.†	12,500,750
32,700	Take-Two Interactive Software Inc.†	5,402,694

Shares		Market Value
69,000	The Walt Disney Co.	$8,561,520
33,771	ViacomCBS Inc., Cl. A	1,022,924
395,000	ViacomCBS Inc., Cl. B	11,063,950
175,000	Vivendi SA	4,883,282
300,000	Wow Unlimited Media Inc.†(a)(b)	81,108

		65,431,431

	Environmental Services — 2.0%
188,000	Republic Services Inc.	17,549,800
23,000	Veolia Environnement SA	496,723
89,222	Waste Connections Inc.	9,261,244
159,000	Waste Management Inc.	17,994,030

		45,301,797

	Equipment and Supplies — 1.5%
63,000	CIRCOR International Inc.†	1,723,050
28,800	Danaher Corp.	6,201,504
67,500	Flowserve Corp.	1,842,075
152,500	Graco Inc.	9,355,875
150,000	Mueller Industries Inc.	4,059,000
540,000	RPC Inc.†	1,425,600
130,000	Sealed Air Corp.	5,045,300
4,000	Tenaris SA, ADR	39,400
550	The L.S. Starrett Co., Cl. A†	1,623
95,000	The Timken Co.	5,150,900

		34,844,327

	Financial Services — 14.9%
7,000	Alleghany Corp.	3,643,150
358,108	American Express Co.	35,900,327
171,452	American International Group Inc.	4,720,074
383,000	Bank of America Corp.	9,226,470
45,000	Berkshire Hathaway Inc., Cl. B†	9,582,300
19,900	BlackRock Inc.	11,214,645
28,500	Brookfield Asset Management Inc., Cl. A	942,210
24,000	Cannae Holdings Inc.†	894,240
184,000	Citigroup Inc.	7,932,240
75,000	Cohen & Steers Inc.	4,180,500
20,000	Cullen/Frost Bankers Inc.	1,279,000
9,000	EXOR NV	490,462
18	Farmers & Merchants Bank of Long Beach	109,764
50,000	Fidelity National Financial Inc.	1,565,500
230,000	H&R Block Inc.	3,746,700
28,000	HSBC Holdings plc, ADR	548,240
22,249	Interactive Brokers Group Inc., Cl. A	1,075,294
155,000	Invesco Ltd.	1,768,550
373,417	JPMorgan Chase & Co.	35,948,855
65,000	KeyCorp.	775,450
30,000	Kinnevik AB, Cl. B	1,221,492
65,000	KKR & Co. Inc.	2,232,100
35,000	M&T Bank Corp.	3,223,150
193,226	Morgan Stanley	9,342,477
3,400	MSCI Inc.	1,213,052

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
70,000	National Australia Bank Ltd., ADR	$451,150
130,000	Navient Corp.	1,098,500
105,000	New York Community Bancorp Inc.	868,350
92,000	Northern Trust Corp.	7,173,240
364,397	Oaktree Specialty Lending Corp.	1,763,681
198,700	PayPal Holdings Inc.†	39,149,861
30,000	Pershing Square Tontine Holdings Ltd., Cl. A†	680,700
80,000	Resona Holdings Inc.	271,256
150,000	SLM Corp.	1,213,500
179,000	State Street Corp.	10,620,070
169,000	T. Rowe Price Group Inc.	21,669,180
665,000	The Bank of New York Mellon Corp.	22,836,100
75,000	The Blackstone Group Inc., Cl. A	3,915,000
36,000	The Goldman Sachs Group Inc.	7,234,920
100,000	The Hartford Financial Services Group Inc.	3,686,000
195,000	The PNC Financial Services Group Inc.	21,432,450
96,000	The Travelers Companies Inc.	10,386,240
24,271	U.S. Bancorp	870,115
56,000	W. R. Berkley Corp.	3,424,400
558,000	Waddell & Reed Financial Inc., Cl. A	8,286,300
693,500	Wells Fargo & Co.	16,304,185
4,000	Willis Towers Watson plc	835,280

		336,946,720

	Food and Beverage — 12.4%
12,000	Ajinomoto Co. Inc.	245,655
12,500	Brown-Forman Corp., Cl. B	941,500
56,000	Campbell Soup Co.	2,708,720
980,000	China Mengniu Dairy Co. Ltd.	4,590,164
60,500	Chr. Hansen Holding A/S	6,724,657
686,000	Conagra Brands Inc.	24,497,060
9,000	Constellation Brands Inc., Cl. A	1,705,590
183,000	Danone SA	11,847,979
2,435,000	Davide Campari-Milano NV	26,605,111
80,000	Diageo plc, ADR	11,012,800
70,954	Flowers Foods Inc.	1,726,311
223,000	General Mills Inc.	13,754,640
18,000	Heineken Holding NV	1,402,375
265,000	ITO EN Ltd.	18,870,241
1,000	JDE Peet’s BV†	40,719
86,600	Kellogg Co.	5,593,494
108,000	Keurig Dr Pepper Inc.	2,980,800
343,000	Kikkoman Corp.	18,928,175
10,000	Lamb Weston Holdings Inc.	662,700
95,000	Maple Leaf Foods Inc.	1,937,028
3,000	McCormick & Co. Inc., Cl. V	585,960
140,000	Molson Coors Beverage Co., Cl. B	4,698,400
538,000	Mondelēz International Inc., Cl. A	30,908,100
30,000	Morinaga Milk Industry Co. Ltd.	1,575,878
4,000	National Beverage Corp.†	272,040
22,000	Nestlé SA	2,611,671

Shares		Market Value
35,000	Nestlé SA, ADR	$4,173,925
136,000	Nissin Foods Holdings Co. Ltd.	12,766,321
92,000	PepsiCo Inc.	12,751,200
61,000	Pernod Ricard SA	9,737,428
45,000	Post Holdings Inc.†	3,870,000
24,500	Remy Cointreau SA	4,475,384
18,000	Suntory Beverage & Food Ltd.	674,157
333,500	The Coca-Cola Co.	16,464,895
65,000	The Hain Celestial Group Inc.†	2,229,500
24,000	The Kraft Heinz Co.	718,800
25,000	Unilever plc, ADR	1,542,000
241,000	Yakult Honsha Co. Ltd.	13,367,942

		280,199,320

	Health Care — 9.9%
35,000	Abbott Laboratories	3,809,050
40,196	AbbVie Inc.	3,520,768
20,000	Alexion Pharmaceuticals Inc.†	2,288,600
60,000	AmerisourceBergen Corp.	5,815,200
13,000	Anthem Inc.	3,491,670
140,000	Bausch Health Cos. Inc.†	2,175,600
45,000	Baxter International Inc.	3,618,900
22,000	Becton, Dickinson and Co.	5,118,960
1,000	BioMarin Pharmaceutical Inc.†	76,080
8,000	Bio-Rad Laboratories Inc., Cl. A†	4,123,680
12,000	Boston Scientific Corp.†	458,520
136,000	Bristol Myers Squibb Co.	8,199,440
45,000	Cardiovascular Systems Inc.†	1,770,750
13,861	Charles River Laboratories International Inc.†	3,138,823
5,000	Chemed Corp.	2,401,750
62,000	Cigna Corp.	10,503,420
45,000	DaVita Inc.†	3,854,250
25,000	DENTSPLY SIRONA Inc.	1,093,250
26,700	Edwards Lifesciences Corp.†	2,131,194
15,000	eHealth Inc.†	1,185,000
41,000	Elanco Animal Health Inc.†	1,145,130
47,000	Eli Lilly and Co.	6,956,940
450,000	Evolent Health Inc., Cl. A†	5,584,500
25,000	Gerresheimer AG	2,797,775
74,271	Gilead Sciences Inc.	4,693,184
40,000	GlaxoSmithKline plc, ADR	1,505,600
55,000	HCA Healthcare Inc.	6,857,400
10,000	Henry Schein Inc.†	587,800
10,000	ICU Medical Inc.†	1,827,600
3,400	Illumina Inc.†	1,050,872
5,000	Incyte Corp.†	448,700
40,000	Integer Holdings Corp.†	2,360,400
2,000	Intuitive Surgical Inc.†	1,419,080
102,100	Johnson & Johnson	15,200,648
25,000	Laboratory Corp. of America Holdings†	4,706,750
15,000	Ligand Pharmaceuticals Inc.†	1,429,800
17,500	McKesson Corp.	2,606,275

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
55,500	Medtronic plc	$5,767,560
196,589	Merck & Co. Inc.	16,307,058
100,000	Mylan NV†	1,483,000
30,000	NeoGenomics Inc.†	1,106,700
176,250	Option Care Health Inc.†	2,356,463
45,000	Orthofix Medical Inc.†	1,401,300
81,000	Patterson Cos. Inc.	1,952,505
22,000	PerkinElmer Inc.	2,761,220
90,000	Perrigo Co. plc	4,131,900
80,000	Personalis Inc.†	1,733,600
75,000	PetIQ Inc.†	2,469,000
377,588	Pfizer Inc.	13,857,480
500	Quidel Corp.†	109,690
15,000	Stryker Corp.	3,125,550
125,850	Takeda Pharmaceutical Co. Ltd., ADR	2,245,164
500	Teladoc Health Inc.†	109,620
50,000	Tenet Healthcare Corp.†	1,225,500
9,000	The Cooper Companies Inc.	3,034,080
22,500	UnitedHealth Group Inc.	7,014,825
43,000	Zimmer Biomet Holdings Inc.	5,854,020
105,038	Zoetis Inc.	17,370,134

		225,369,728

	Hotels and Gaming — 0.4%
19,000	Accor SA†	534,640
90,000	Boyd Gaming Corp.	2,762,100
20,000	GVC Holdings plc†	251,361
22,000	Las Vegas Sands Corp.	1,026,520
400,000	Mandarin Oriental International Ltd.†	720,000
64,000	MGM Resorts International	1,392,000
16,000	Ryman Hospitality Properties Inc., REIT	588,800
350,000	William Hill plc.	1,255,516
7,000	Wyndham Destinations Inc.	215,320
6,000	Wyndham Hotels & Resorts Inc.	303,000

		9,049,257

	Machinery — 2.2%
22,000	Astec Industries Inc.	1,193,500
170,000	CNH Industrial NV†	1,325,064
1,330,000	CNH Industrial NV, New York†	10,400,600
79,000	Deere & Co.	17,508,770
6,000	Otis Worldwide Corp.	374,520
15,000	Twin Disc Inc.†	75,900
238,000	Xylem Inc.	20,020,560

		50,898,914

	Metals and Mining — 1.6%
65,000	Agnico Eagle Mines Ltd.	5,174,650
20,000	Alliance Resource Partners LP	55,400
15,000	Arconic Corp.†	285,750
167,588	Barrick Gold Corp.	4,710,899

Shares		Market Value
8,000	BHP Group Ltd., ADR	$413,680
36,000	Franco-Nevada Corp.	5,030,618
145,000	Freeport-McMoRan Inc.	2,267,800
280,332	Newmont Corp.	17,787,065
30,000	TimkenSteel Corp.†	106,500

		35,832,362

	Paper and Forest Products — 0.1%
50,000	International Paper Co.	2,027,000

	Publishing — 0.0%
600	Graham Holdings Co., Cl. B	242,466

	Real Estate — 0.6%
7,900	American Tower Corp., REIT	1,909,667
27,000	Crown Castle International Corp., REIT	4,495,500
5,000	Equinix Inc., REIT	3,800,650
10,000	QTS Realty Trust Inc., Cl. A, REIT	630,200
80,000	Weyerhaeuser Co., REIT	2,281,600

		13,117,617

	Retail — 3.6%
21,000	Advance Auto Parts Inc.	3,223,500
104,000	AutoNation Inc.†	5,504,720
1,300	AutoZone Inc.†	1,530,932
19,876	Bassett Furniture Industries Inc.	271,904
18,000	CarMax Inc.†	1,654,380
6,100	Costco Wholesale Corp.	2,165,500
254,000	CVS Health Corp.	14,833,600
123,500	Ingles Markets Inc., Cl. A	4,697,940
44,400	Lowe’s Companies Inc.	7,364,184
7,500	MSC Industrial Direct Co. Inc., Cl. A	474,600
51,100	NIKE Inc., Cl. B	6,415,094
25,000	Rush Enterprises Inc., Cl. B	1,107,500
232,200	Sally Beauty Holdings Inc.†	2,017,818
110,000	Seven & i Holdings Co. Ltd.	3,389,750
50,000	Starbucks Corp.	4,296,000
57,600	The Home Depot Inc.	15,996,096
132,000	Walgreens Boots Alliance Inc.	4,741,440
20,000	Walmart Inc.	2,798,200

		82,483,158

	Semiconductors — 0.7%
6,600	ASML Holding NV	2,437,182
12,000	KLA Corp.	2,324,880
7,800	Lam Research Corp.	2,587,650
15,900	NVIDIA Corp.	8,605,398

		15,955,110

	Specialty Chemicals — 2.4%
12,000	Air Products and Chemicals Inc.	3,574,320
60,000	Ashland Global Holdings Inc.	4,255,200
10,000	Axalta Coating Systems Ltd.†	221,700
35,000	Dow Inc.	1,646,750

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
490,000	DuPont de Nemours Inc.	$27,185,200
410,000	Ferro Corp.†.	5,084,000
70,000	GCP Applied Technologies Inc.†	1,466,500
65,000	International Flavors & Fragrances Inc.	7,959,250
90,000	Olin Corp.	1,114,200
9,000	Sensient Technologies Corp.	519,660
122,359	Valvoline Inc.	2,329,715

		55,356,495

	Telecommunications — 3.3%
174,000	AT&T Inc.	4,960,740
188,000	BCE Inc.	7,796,360
430,000	Deutsche Telekom AG, ADR	7,245,500
195,000	Hellenic Telecommunications Organization SA, ADR	1,423,422
132,000	Loral Space & Communications Inc.	2,415,600
45,000	Orange SA, ADR	467,100
50,000	Pharol SGPS SA†	6,296
39,000	Proximus SA	712,179
56,000	Telefonica SA, ADR	192,640
295,000	Telekom Austria AG	2,085,625
23,000	Telenet Group Holding NV	893,670
138,000	Telephone and Data Systems Inc.	2,544,720
110,000	Telstra Corp. Ltd., ADR	1,093,400
270,000	TELUS Corp.	4,754,700
40,000	T-Mobile US Inc.†	4,574,400
125,000	VEON Ltd., ADR	157,500
522,086	Verizon Communications Inc.	31,058,896
105,000	Vodafone Group plc, ADR	1,409,100

		73,791,848

	Transportation — 0.7%
220,000	GATX Corp.	14,025,000
10,000	Kansas City Southern	1,808,300

		15,833,300

	Wireless Communications — 0.2%
120,000	United States Cellular Corp.†	3,543,600

	TOTAL COMMON STOCKS	2,231,380,733

	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	906,000

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
50,666	Cincinnati Bell Inc., 6.750%, Ser. B	2,457,301

	MANDATORY CONVERTIBLE SECURITIES (c) — 0.3%
	Energy and Utilities — 0.2%
125,000	El Paso Energy Capital Trust I, 4.750%, 03/31/28	5,846,250

Shares		Market Value
	Health Care — 0.1%
25,000	Avantor Inc., 6.250%, Ser. A, 05/15/22	$1,818,500

	TOTAL MANDATORY CONVERTIBLE SECURITIES	7,664,750

	PREFERRED STOCKS — 0.3%
	Consumer Services — 0.2%
42,925	Qurate Retail Inc., 8.000%, 03/15/31	4,228,113

	Health Care — 0.1%
133,681	The Phoenix Companies Inc., 7.450%, 01/15/32	1,881,226

	TOTAL PREFERRED STOCKS	6,109,339

	RIGHTS — 0.0%
	Health Care — 0.0%
90,000	Bristol Myers Squibb Co., CVR†	202,500

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
90,000	Velodyne Lidar Inc., expire 12/31/25†	440,100

	Diversified Industrial — 0.0%
32,000	Ampco-Pittsburgh Corp., expire 08/01/25†	11,840

	Energy and Utilities: Oil — 0.0%
12,623	Occidental Petroleum Corp., expire 08/03/27†	37,869

	Energy and Utilities: Services — 0.0%
3,081	Weatherford International plc, expire 12/13/23†	400

	Financial Services — 0.0%
3,333	Pershing Square Tontine Holdings Ltd., expire 07/24/21†	23,898

	TOTAL WARRANTS	514,107

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Cable and Satellite — 0.1%
$1,700,000	DISH Network Corp., 3.375%, 08/15/26	1,564,844

	Computer Software and Services — 0.0%
300,000	Limelight Networks Inc., 3.500%, 08/01/25	303,996

	TOTAL CONVERTIBLE CORPORATE BONDS	1,868,840

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
$ 50,000	Mueller Industries Inc., 6.000%, 03/01/27	$50,178

	U.S. GOVERNMENT OBLIGATIONS — 0.8%
17,210,000	U.S. Treasury Bills, 0.080% to 0.120%††, 12/24/20 to 02/18/21	17,205,406

	TOTAL INVESTMENTS — 100.0% (Cost $1,656,452,684)	$2,268,359,154

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

At September 30, 2020, the Fund held an investment in a restricted and illiquid security amounting to $81,108 or 0.00% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	09/30/20 Carrying Value Per Share
300,000	Wow Unlimited Media Inc.	06/05/18	$345,198	$0.2704

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments	Market Value
Long Positions
North America	83.6%	$1,895,921,026
Europe	11.2	254,484,388
Japan	4.8	108,932,986
Asia/Pacific	0.4	8,878,354
Latin America	0.0 *	142,400

Total Investments	100.0%	$2,268,359,154

*	Amount represents less than 0.05%.